GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Schedule of Goodwill
At December 31,	2011	2012

Gross goodwill	$468	$468
Less: accumulated impairment losses recognized	(468)	(468)
	$-	$-